Long-term debt (Tables)	12 Months Ended
Dec. 31, 2023
Long-term debt
Schedule of changes during the period for long-term debt

	2023	2022
	$	$

Balance – Beginning of year	7,174	—
Proceeds received, net	—	7,124
Fair value of warrants	—	(129)
Interest and accretion expense	727	115
Foreign exchange	115	108
Repayment	(912)	(44)
Balance – End of year	7,104	7,174
Less: Current portion	2,104	523
Long-term portion	5,000	6,651

CIBC loan | November 3, 2022
Long-term debt
Schedule of variables used to determine the fair value of purchase warrants issued for borrowings

	June 14,			December 31,
	2023			2022

Share price	C$	19.16		C$	14.48
Volatility		70%			70%
Expected life of warrants		6.4	years		6.9	years
Risk free interest rate		3.52%			3.30%
Dividend yield		—			—

CIBC loan | July 30, 2018
Long-term debt
Schedule of variables used to determine the fair value of purchase warrants issued for borrowings

	June 14,			December 31,
	2023			2022

Share price	C$	19.60		C$	14.48
Volatility		80%			84%
Expected life of warrants		0.1	years		0.6	years
Risk free interest rate		4.52%			4.07%
Dividend yield		—			—